Acquisitions - Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values (Parenthetical) (Details) - shares	May 31, 2025	Mar. 25, 2025
GroupBy [Member]
Business Combination [Line Items]
Number of shares issued to acquire business		3,999,902
Mpower Plus Global Limited [Member]
Business Combination [Line Items]
Number of shares issued to acquire business	804,833